Basis of preparation and accounting policies - Distribution rights (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets subject to impairment estimates
Distribution rights	$ 3,958	$ 3,824	$ 3,986
Distribution rights
Assets subject to impairment estimates
Distribution rights	$ 3,699	$ 3,559	$ 3,709